Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Templeton ETF Trust
Entity Central Index Key	0001655589
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Franklin Emerging Market Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Class Name	Franklin Emerging Market Core Dividend Tilt Index ETF
Trading Symbol	DIEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Dividend Tilt Index ETF	$22	0.19%
[1]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Emerging Market Core Dividend Tilt Index ETF returned 30.30%. The Fund compares its performance to the Morningstar Emerging Markets Target Market Exposure Index-NR (the Parent Index)†, the Linked  Morningstar Emerging Markets Target Market Exposure Index-NR††, the  Morningstar Emerging Markets Dividend Enhanced Select Index-NR (the Underlying Index)††† and the Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††††, which returned 28.11%, 28.11%, 30.84% and 30.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance include information technology, financials and energy.
↑	The individual holdings that contributed most to absolute performance include Taiwan Semiconductor Manufacturing, Samsung Electronics and Hyundai Motor Company.

Top detractors from performance:
↓	There were no sectors which materially detracted from absolute performance.
↓	The individual holdings that detracted most from absolute performance include Info Sys, Meituan and Tata Consultancy Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)	30.30	6.86	7.06
Morningstar Emerging Markets Target Market Exposure Index-NR†	28.11	3.95	--
Linked Morningstar Emerging Markets Target Market Exposure Index-NR††	28.11	3.46	8.18
Morningstar Emerging Markets Dividend Enhanced Select Index-NR†††	30.84	--	--
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††††	30.84	7.42	7.65
[2],[3],[4],[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 44,347,198
Holdings Count | $ / shares	570
Advisory Fees Paid, Amount	$ 48,358
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$44,347,198
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	570
Total Management Fee Paid (based on a unitary fee)	$48,358
Portfolio Turnover Rate	61%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[6],[7]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Core Dividend Tilt Index ETF
Class Name	Franklin International Core Dividend Tilt Index ETF
Trading Symbol	DIVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Dividend Tilt Index ETF	$10	0.09%
[8]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin International Core Dividend Tilt Index ETF returned 25.59%. The Fund compares its performance to the  Morningstar Developed Markets ex-North America Target Market Exposure Index-NR (the Parent Index)†, the Linked  Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††, the  Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR (the Underlying Index)††† and the Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††, which returned 21.86%, 21.86%, 25.41% and 25.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, industrials and information technology.
↑	Individual holdings that contributed to absolute returns included ASML Holding NV, HSBC Holdings Plc and Advantest Corp.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance over the period.
↓	The individual holdings that detracted from absolute returns included Novo Nordisk A/S, SAP SE and Diageo Plc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin International Core Dividend Tilt Index ETF (NAV)	25.59	12.58	10.13
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR†	21.86	7.99	--
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††	21.86	11.11	10.79
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR†††	25.41	--	--
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††	25.41	12.61	10.39
[9],[10],[11],[12]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,256,949,401
Holdings Count | $ / shares	427
Advisory Fees Paid, Amount	$ 1,637,583
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,256,949,401
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	427
Total Management Fee Paid (based on a unitary fee)	$1,637,583
Portfolio Turnover Rate	27%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[13]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the financial services sector.
Related disclosure regarding the risks of investing in the financial services sector was added as a principal risk of the Fund.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Dividend Booster Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Dividend Booster Index ETF
Class Name	Franklin International Dividend Booster Index ETF
Trading Symbol	XIDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Dividend Booster Index ETF (previously known as Franklin International Dividend Multiplier Index ETF) for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Dividend Booster Index ETF	$22	0.19%
[14]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin International Dividend Booster Index ETF returned 35.32%. The Fund compares its performance to VettaFi Developed World ex United States Index and the VettaFi New Frontier International Dividend Select Index, which returned 22.83% and 35.83%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute returns were financials, energy and utilities.
↑	Individual contributors that most contributed to absolute returns were Repsol SA, SITC International Holdings and ENGIE.

Top detractors from performance:
↓	The only sector that detracted from absolute performance over the period was communication services.
↓	Individual contributors that most detracted from absolute returns were Renault SA, MGM China Holdings Limited and WPP Plc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (1/21/2025)
Franklin International Dividend Booster Index ETF (NAV)	35.32	39.27
VettaFi Developed World ex United States Index	22.83	22.13
VettaFi New Frontier International Dividend Select Index	35.83	39.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Net Assets	$ 60,745,500
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 70,660
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$60,745,500
Total Number of Portfolio Holdings	87
Total Management Fee Paid (based on a unitary fee)	$70,660
Portfolio Turnover Rate	66%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[15],[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August  1, 2025, the Fund’s name was changed to Franklin International Dividend Booster Index ETF.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Material Fund Change Name [Text Block]	Effective August 1, 2025, the Fund’s name was changed to Franklin International Dividend Booster Index ETF.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Core Dividend Tilt Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Dividend Tilt Index ETF
Class Name	Franklin U.S. Core Dividend Tilt Index ETF
Trading Symbol	UDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Dividend Tilt Index ETF	$7	0.06%
[17]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Core Dividend Tilt Index ETF returned 20.25%. The Fund compares its performance to the Morningstar US Target Market Exposure Index (the Parent Index)†, the Linked  Morningstar US Target Market Exposure Index††, the Morningstar US Dividend Enhanced Select Index (the Underlying Index)††† and the Linked Morningstar US Dividend Enhanced Select Index††††, which returned 17.53%, 17.53%, 20.37% and 20.37%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance included information technology, communication services and financials.
↑	The individual holdings that contributed most to absolute performance included NVIDIA, Broadcom and Google.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	The individual holdings that detracted most from absolute performance were UnitedHealth Group, Accenture and Proctor & Gamble.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Core Dividend Tilt Index ETF (NAV)	20.25	11.86	10.56
Morningstar US Target Market Exposure Index†	17.53	11.54	--
Linked Morningstar US Target Market Exposure Index††	17.53	9.98	11.72
Morningstar US Dividend Enhanced Select Index†††	20.37	--	--
Linked Morningstar US Dividend Enhanced Select Index††††	20.37	11.94	10.59
[18],[19],[20],[21]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 105,869,699
Holdings Count | $ / shares	289
Advisory Fees Paid, Amount	$ 50,196
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$105,869,699
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	289
Total Management Fee Paid (based on a unitary fee)	$50,196
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[22]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Dividend Booster Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Dividend Booster Index ETF
Class Name	Franklin U.S. Dividend Booster Index ETF
Trading Symbol	XUDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Dividend Booster Index ETF (previously known as Franklin U.S. Dividend Multiplier Index ETF) for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Dividend Booster Index ETF	$10	0.09%
[23]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Dividend Booster Index ETF returned 19.12%. The Fund compares its performance to the  VettaFi U.S. Equity Large-Cap 500 Index and the VettaFi New Frontier U.S. Dividend Select Index, which returned 18.09% and 19.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, information technology, and consumer discretionary.
↑	Individual holdings that contributed to absolute return included LyondellBasell Industries, Ford Motor Company, and Edison International.

Top detractors from performance:
↓	There were no sectors which materially detracted from absolute performance.
↓	Individual holdings that detracted from absolute return included Kraft Heinz Company, General Mills, and IonQ.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (1/21/2025)
Franklin U.S. Dividend Booster Index ETF (NAV)	19.12	13.20
VettaFi U.S. Equity Large-Cap 500 Index	18.09	7.87
VettaFi New Frontier U.S. Dividend Select Index	19.32	13.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 59,319,472
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 35,805
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$59,319,472
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	98
Total Management Fee Paid (based on a unitary fee)	$35,805
Portfolio Turnover Rate	65%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[24]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August  1, 2025, the Fund’s name was changed to Franklin U.S. Dividend Booster Index ETF.
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) decreased exposure to the financial services sector.
Related risk disclosure was removed from the Fund’s principal risks.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Material Fund Change Name [Text Block]	Effective August 1, 2025, the Fund’s name was changed to Franklin U.S. Dividend Booster Index ETF.
Material Fund Change Strategies [Text Block]	On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) decreased exposure to the financial services sector.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Large Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Multifactor Index ETF
Class Name	Franklin U.S. Large Cap Multifactor Index ETF
Trading Symbol	FLQL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Large Cap Multifactor Index ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Large Cap Multifactor Index ETF	$17	0.15%
[25]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Large Cap Multifactor Index ETF returned 21.27%. The Fund compares its performance to the Russell 1000 Index and the  LibertyQ U.S. Large Cap Equity Index, which returned 17.74% and 21.49%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were information technology, communication services, and industrials.
↑	The Individual holdings that contributed most to absolute performane were NVIDIA, Broadcom, and Google.

Top detractors from performance:
↓	There were no sectors which materially detracted from absolute performance.
↓	The individual holdings that detracted most from absolute returns were Netflix, Visa, and Abbott Laboratories.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Large Cap Multifactor Index ETF (NAV)	21.27	12.83	13.51
Russell 3000 Index	18.09	10.87	13.19
Russell 1000 Index	17.74	11.34	13.55
LibertyQ U.S. Large Cap Equity Index	21.49	12.99	13.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,732,200,718
Holdings Count | $ / shares	212
Advisory Fees Paid, Amount	$ 2,394,760
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,732,200,718
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	212
Total Management Fee Paid (based on a unitary fee)	$2,394,760
Portfolio Turnover Rate	52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[26]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 30, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
In connection with this change, disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since  April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Mid Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Mid Cap Multifactor Index ETF
Class Name	Franklin U.S. Mid Cap Multifactor Index ETF
Trading Symbol	FLQM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Mid Cap Multifactor Index ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Mid Cap Multifactor Index ETF	$31	0.30%
[27]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Mid Cap Multifactor Index ETF returned 5.33%. The Fund compares its performance to the Russell  Midcap Index and the LibertyQ U.S. Mid Cap Equity Index, which returned 15.98% and 5.64%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, health care and consumer discretionary.
↑	Individual holdings that contributed most to absolute performance were Tapestry, Cummins, and United Therapeutics.

Top detractors from performance:
↓	The information technology and consumer staples sectors detracted most from relative returns.
↓	Individual holdings that detracted most from absolute performance were Gartner, GoDaddy, and Paychex.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Mid Cap Multifactor Index ETF (NAV)	5.33	7.54	10.46
Russell 3000 Index	18.09	10.87	13.19
Russell Midcap Index	15.98	7.26	10.15
LibertyQ U.S. Mid Cap Equity Index	5.64	7.84	10.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,674,981,799
Holdings Count | $ / shares	203
Advisory Fees Paid, Amount	$ 5,060,769
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,674,981,799
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	203
Total Management Fee Paid (based on a unitary fee)	$5,060,769
Portfolio Turnover Rate	25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[28]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 30, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
In connection with this change, disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Small Cap Multifactor Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Multifactor Index ETF
Class Name	Franklin U.S. Small Cap Multifactor Index ETF
Trading Symbol	FLQS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Multifactor Index ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Small Cap Multifactor Index ETF	$37	0.35%
[29]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Small Cap Multifactor Index ETF returned 10.14%. The Fund compares its performance to the Russell 2000 Index and the LibertyQ U.S. Small Cap Equity Index, which returned 25.72% and 10.52%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, consumer discretionary and financials.
↑	Individual holdings that contributed most to absolute performance were Rambus, Viavi Solutions and Primoris Services.

Top detractors from performance:
↓	The health care and communications services sectors detracted most from absolute performance.
↓	Individual holdings that detracted most from absolute performance were Corcept Therapeutics, Commvault Systems, and SPS Commerce.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Small Cap Multifactor Index ETF (NAV)	10.14	4.62	7.46
Russell 3000 Index	18.09	10.87	13.19
Russell 2000 Index	25.72	3.77	7.98
LibertyQ U.S. Small Cap Equity Index	10.52	4.95	7.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 47,012,405
Holdings Count | $ / shares	482
Advisory Fees Paid, Amount	$ 202,964
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$47,012,405
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	482
Total Management Fee Paid (based on a unitary fee)	$202,964
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[30]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 30, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
In connection with this change, disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since  April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Disruptive Commerce ETF
Shareholder Report [Line Items]
Fund Name	Franklin Disruptive Commerce ETF
Class Name	Franklin Disruptive Commerce ETF
Trading Symbol	BUYZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Disruptive Commerce ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Disruptive Commerce ETF	$48	0.50%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Disruptive Commerce ETF returned -6.04%. The Fund compares its performance to the Russell 3000 Index, which returned 18.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Information technology (IT) sector led with absolute gains that were concentrated in Shopify (IT services industry), as well as AppLovin and Life360 (software). E-commerce platform provider Shopify—the Fund’s second-largest holding—rose on improving profitability and margins, strong merchant subscriber growth, and investor optimism around its streamlined cost structure and expanding ecosystem.

↑
In consumer staples, absolute returns were boosted by Costco Wholesale and Walmart, both of which are large, value-oriented retailers with strong grocery exposure and loyal customer bases. Their shares rose as cost-conscious consumers traded down amid historically elevated inflation, driving resilient sales and steady earnings growth. Walmart continued to grow its e-commerce business with faster delivery, expanded marketplace offerings, and improved fulfillment capabilities, helping it gain online share and compete more effectively with Amazon.

↑
Alphabet (Google) also contributed to absolute performance and was a major outlier to the upside in the interactive media and services industry, backed by strong advertising growth, improving cost discipline, and investor enthusiasm around its leadership in artificial intelligence. Other key contributors included Netflix in entertainment, eBay and Amazon.com in broadline retail, and Carvana in specialty retail.

Top detractors from performance:
↓
Core portfolio holdings were negatively impacted by higher interest rates, which compressed valuations and detracted from absolute performance for many growth-oriented e-commerce and fintech companies. At the same time, slowing consumer spending and normalization after pandemic-era demand weighed on revenue growth. Together, these macroeconomic pressures led investors to rotate away from higher-risk, long-duration growth stocks.

↓
Most consumer discretionary sector holdings (covering about 41% of the portfolio) traded lower and detracted from absolute performance, including key e-commerce detractors Sea, Alibaba Group Holding and MercadoLibre. Holdings in the hotels, restaurants and leisure industry also declined overall, with “last mile” delivery platform specialist DoorDash trading lower as investors reacted to slowing order growth and continued profitability concerns amid a more price-sensitive consumer environment.

↓
Fintech companies also detracted from absolute performance as cloud-based transaction and digital payments specialists such as Affirm Holdings, Toast, Adyen and Visa generally declined as the tougher consumer spending backdrop pressured payment volumes and weighed on valuations across digital commerce.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Disruptive Commerce ETF (NAV)	-6.04	-7.99	4.38
Russell 3000 Index	18.09	10.87	13.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,437,551
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 39,886
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$6,437,551
Total Number of Portfolio Holdings	56
Total Management Fee Paid (based on a unitary fee)	$39,886
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[31]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Dividend Growth ETF
Shareholder Report [Line Items]
Fund Name	Franklin Dividend Growth ETF
Class Name	Franklin Dividend Growth ETF
Trading Symbol	FRIZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Dividend Growth ETF for the period August 28, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Dividend Growth ETF[1]	$29	0.49%
[32],[33]
Expenses Paid, Amount	$ 29	[32]
Expense Ratio, Percent	0.49%	[32]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 28, 2025, to March 31, 2026, Franklin Dividend Growth ETF returned -0.93%. The Fund compares its performance to the  NASDAQ US Broad Dividend Achievers Index, which returned 4.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Convenience fuel retailer Casey’s General Stores outperformed due to resilient consumer demand, record earnings growth, margin expansion from foodservice strength, and S&P 500 inclusion, which boosted investor demand.

↑	Renewable electric utility NextEra Energy’s outperformance was driven by strong regulated utility earnings, rapid renewable backlog growth and data-center power demand.
↑	Industrial motion controls manufacturer Parker-Hannifin had a positive impact on booming aerospace demand, margin expansion, earnings beats, raised guidance and early signs of industrial recovery.

Top detractors from performance:
↓
Enterprise software giant Microsoft underperformed as heavy artificial intelligence (AI) capital spending, margin pressure and valuation concerns outweighed strong revenue growth and dividend stability.

↓	Vertical software conglomerate Roper Technologies lagged due to weaker guidance, slower organic growth in key units, and earnings resets.
↓	Alternative asset manager Apollo Global Management underperformed amid private credit liquidity fears, fund redemption caps, and heightened regulatory and credit-cycle concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (8/28/2025)
Franklin Dividend Growth ETF (NAV)	-0.93
S&P 500 Index	32.64
NASDAQ US Broad Dividend Achievers Index	4.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,928,124
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 14,711
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$4,928,124
Total Number of Portfolio Holdings	42
Total Management Fee Paid (based on a unitary fee)	$14,711
Portfolio Turnover Rate	10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[34]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Dynamic Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Dynamic Municipal Bond ETF
Class Name	Franklin Dynamic Municipal Bond ETF
Trading Symbol	FLMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Dynamic Municipal Bond ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Dynamic Municipal Bond ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Dynamic Municipal Bond ETF returned 5.63%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AAA rated bonds.
↑	Overweight allocation to non-rated bonds.
↑	Yield curve contributions, including an overweight to bonds with 20 years to maturity.

Top detractors from performance:
↓	Overweight to A rated bonds.
↓	Overweight to bonds with 20 years to maturity.
↓	Underweight to bonds with 2 years to maturity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (8/31/2017)
Franklin Dynamic Municipal Bond ETF (NAV)	5.63	2.21	2.88
Bloomberg Municipal Bond Index	4.29	0.84	2.08
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,883,385,478
Holdings Count | $ / shares	1,210
Advisory Fees Paid, Amount	$ 3,244,997
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,883,385,478
Total Number of Portfolio Holdings	1210
Total Management Fee Paid (based on a unitary fee)	$3,244,997
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[35]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since  April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Exponential Data ETF
Shareholder Report [Line Items]
Fund Name	Franklin Exponential Data ETF
Class Name	Franklin Exponential Data ETF
Trading Symbol	XDAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Exponential Data ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Exponential Data ETF	$48	0.49%
[36]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Exponential Data ETF returned -5.98%. The Fund compares its performance to the Russell 3000 Index, which returned 18.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interactive media and services stocks contributed to absolute returns, led by an exceptional return for Alphabet (Google). The stock surged on a rebound in digital advertising demand, strong operating leverage from cost discipline, and expanding margins that boosted earnings growth. It was further propelled by investor enthusiasm around Google’s artificial intelligence (AI) leadership and monetization opportunities across Search, Cloud, and other platforms.

↑
An overall decline in the information technology (IT) sector (averaging roughly 67% of total net assets) was kept in check by some outliers to the upside which contributed to absolute performance, including Cloudflare in IT services; Arista Networks in communications equipment; and CrowdStrike Holdings, AppLovin, Confluent (sold by period-end) and Life360 in software. Cloud-based network security platform provider Cloudflare, the Fund’s largest absolute contributor, rose sharply on accelerating enterprise demand, improving margins and operating leverage, and strong investor enthusiasm for its expanding role in AI infrastructure, cybersecurity, and edge computing.

↑
Elsewhere in the portfolio, streaming entertainment services provider Netflix advanced and contributed to absolute performance, as did key contributor Equinix in the specialized REITs (real estate investment trusts) industry. Equinix, a data center-focused company providing colocation and interconnection services for global digital infrastructure, rallied on elevated demand for data center capacity driven by cloud and AI workloads, resulting in steady recurring revenue growth throughout the period under review.

Top detractors from performance:
↓
Software industry holdings covered about half the portfolio and declined dramatically detracting from absolute performance in the latter half of the period, which translated into overall losses for most holdings, including key detractors Monday.com, Oracle (purchased during the period), Fair Isaac, Trend Micro, Zscaler and GitLab. Data-oriented software companies lagged as elevated interest rates compressed high-growth valuations just as enterprise customers tightened spending and optimized existing data stacks, while surging AI investment shifted budgets toward infrastructure and hyperscalers, intensifying competition and raising doubts about near-term revenue growth for standalone data platforms.

↓
All seven data-centric positions in the capital markets industry detracted from absolute performance, including large losses for digital trading platform providers such as Robinhood Markets and Coinbase Global, whose revenues are closely tied to transaction activity in volatile asset classes like cryptocurrencies and equities. They sold off amid regulatory uncertainty, and because trading volumes and crypto prices weakened, reducing their transaction-based revenues.

↓
China-based companies such as Tencent Holdings and Alibaba Group Holding detracted from absolute performance with sustained significant losses as persistent regulatory scrutiny, a weak domestic economy and consumer slowdown, and ongoing geopolitical tensions—including concerns over U.S.-China relations and potential delisting risks—undermined investor confidence and pressured growth expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (1/12/2021)
Franklin Exponential Data ETF (NAV)	-5.98	-2.00	-3.20
Russell 3000 Index	18.09	10.87	11.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,160,115
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 20,045
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$3,160,115
Total Number of Portfolio Holdings	69
Total Management Fee Paid (based on a unitary fee)	$20,045
Portfolio Turnover Rate	31%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[37]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Focused Growth ETF
Shareholder Report [Line Items]
Fund Name	Franklin Focused Growth ETF
Class Name	Franklin Focused Growth ETF
Trading Symbol	FFOG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Focused Growth ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Focused Growth ETF	$60	0.55%
[38]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Focused Growth ETF returned 17.50%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stong absolute returns were driven by semiconductor and semiconductor equipment stocks such as NVIDIA, Broadcom and Taiwan Semiconductor Manufacturing, backed by surging demand tied to artificial intelligence (AI) and data center buildouts, easing inventory corrections, accelerating profits and expectations of improving end-market growth.

↑
Mixed results in the software industry contributed to absolute performance buoyed by overall contributions from Microsoft, AppLovin, Cadence Design Systems and ServiceNow (sold by period-end) foremost. AppLovin was an outlier to the upside, driven by strong revenue and margin growth from its high-performing AXON AI advertising engine, improving profitability and cash flow, and investor enthusiasm for its expanding role in AI-powered ad optimization despite broader volatility in software stocks.

↑
Select consumer discretionary sector stocks fared well and contributed to absolute performance, including the Fund’s large positions in Amazon.com and Tesla. In the interactive media and services industry, tech giants Alphabet (Google) and Meta Platforms were also notable absolute contributors.

Top detractors from performance:
↓
Most financials sector holdings depreciated and detracted from absolute performance, including key detractors, Tradeweb Markets (capital markets; sold by period-end) and Affirm Holdings (financial services; bought and sold during the period). Aerospace and defense companies such as Kratos Defense & Security Solutions (purchased during the period) also fared poorly as elevated interest rates weighed on valuations; investor rotation favored larger, more established defense primes over smaller, higher-growth names; and concerns about uneven contract timing, budget visibility, and execution risks pressured sentiment.

↓
Health care sector holdings detracted from absolute performance, as gains in the biotechnology and pharmaceuticals industry were countered by overall declines in health care technology, health care equipment and supplies, and life sciences tools and services, where Thermo Fisher Scientific shed about one-fifth of its equity value before it was completely sold.

↓
The rest of the major detractors to absolute performance were scattered across different industries and held for only a portion of the period under review, including Roblox (bought and sold during the period) in entertainment; Constellation Software (bought and sold during the period) in software; Carvana (purchased during the period) in specialty retail; Apple (purchased during the period) in technology hardware, storage and peripherals; and Snowflake (bought and sold during the period) in information technology (IT) services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (4/13/2016)
Franklin Focused Growth ETF (NAV)	17.50	8.50	16.17
Russell 3000 Index	18.09	10.87	19.73
Russell 1000 Growth Index	18.81	12.76	16.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 207,097,867
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 970,658
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$207,097,867
Total Number of Portfolio Holdings	41
Total Management Fee Paid (based on a unitary fee)	$970,658
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[39]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Genomic Advancements ETF
Shareholder Report [Line Items]
Fund Name	Franklin Genomic Advancements ETF
Class Name	Franklin Genomic Advancements ETF
Trading Symbol	HELX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Genomic Advancements ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Genomic Advancements ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Genomic Advancements ETF returned 22.84%. The Fund compares its performance to the Russell 3000 Index, which returned 18.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Biotechnology and pharmaceuticals stocks, led by key absolute contributors Insmed, United Therapeutics, Natera, BridgeBio Pharma, Exact Sciences (sold by period-end), Alnylam Pharmaceuticals, Ligand Pharmaceuticals and AstraZeneca. In general, both industries rallied on a combination of renewed investor appetite for defensive growth, strong drug pipelines, regulatory approvals, and company-specific drug development successes.

↑
To a lesser extent, select health care services stocks contributed to absolute performance such as Guardant Health, which more than doubled in value; and life sciences tools and services industry stocks such as Medpace Holdings and Adaptive Biotechnologies.

↑
A solitary position in the fertilizers and agricultural chemicals industry also contributed to absolute performance, where a major agricultural biotech company that provides genetically engineered crop seeds, conventional and hybrid (non-GMO) seeds, crop protection products and digital farming solutions rallied strongly. The company made progress using artificial intelligence across its operations, applying it to existing genetic modification and gene editing (e.g., CRISPR) tools and techniques alongside traditional breeding methods.

Top detractors from performance:
↓	Health care technology industry holdings detracted from absolute performance, where Doximity was a standout detractor. The Fund eliminated positions in all three related stocks by period-end.
↓
Mixed results in the biotech industry, where overall gains were reduced by a host of absolute detractors, including Vertex Pharmaceuticals, Ultragenyx Pharmaceutical, Sarepta Therapeutics (sold by period-end), BioMarin Pharmaceutical (sold by period-end), Recursion Pharmaceuticals and Twist Bioscience.

↓
Mixed results in the health care services industry, where the downside was anchored by a substantial selloff in GeneDx Holdings, a genomic testing company specializing in genetic diagnostics for rare diseases and inherited conditions. The company’s ongoing losses, cash burn, reimbursement and pricing pressures in genetic testing, and uncertainty around the pace of revenue growth and path to sustained profitability weighed on sentiment and detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Genomic Advancements ETF (NAV)	22.84	-5.15	4.79
Russell 3000 Index	18.09	10.87	13.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 21,448,484
Holdings Count | $ / shares	61
Advisory Fees Paid, Amount	$ 85,277
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$21,448,484
Total Number of Portfolio Holdings	61
Total Management Fee Paid (based on a unitary fee)	$85,277
Portfolio Turnover Rate	29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[40]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin High Yield Corporate ETF
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Corporate ETF
Class Name	Franklin High Yield Corporate ETF
Trading Symbol	FLHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Corporate ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin High Yield Corporate ETF	$42	0.40%
[41]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin High Yield Corporate ETF returned 8.05%. The Fund compares its performance to the ICE  BofA U.S. High Yield Constrained Index, which returned 6.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in the energy sector
↑	Ratings-quality tilt, primarily favoring Ca, C and Ba-rated bonds
↑	security selection in the technology sector

Top detractors from performance:
↓	Security selection in the chemicals sector
↓	Underweight positioning and security selection in the wired sector
↓	Yield curve positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin High Yield Corporate ETF (NAV)	8.05	4.64	5.83
Bloomberg U.S. Aggregate Index	4.35	0.31	1.98
ICE BofA U.S. High Yield Constrained Index	6.90	4.20	5.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 867,461,452
Holdings Count | $ / shares	268
Advisory Fees Paid, Amount	$ 2,685,741
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$867,461,452
Total Number of Portfolio Holdings	268
Total Management Fee Paid (based on a unitary fee)	$2,685,741
Portfolio Turnover Rate	36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[42],[43]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Income Equity Focus ETF
Shareholder Report [Line Items]
Fund Name	Franklin Income Equity Focus ETF
Class Name	Franklin Income Equity Focus ETF
Trading Symbol	INCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Equity Focus ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Income Equity Focus ETF	$32	0.29%
[44]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Income Equity Focus ETF returned 21.01%. The Fund compares its performance to the  MSCI USA High Dividend Yield Index and the S&P 500 Index, which returned 13.33% and 17.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology (IT), industrials, and materials sectors led absolute performance during the period.
↑	On an individual issuer basis, returns were driven by Albemarle, Exxon Mobil, and Analog Devices.
↑	Relative returns benefited from stock selection within the materials and IT sectors, in addition to selection and an underweight allocation among health care securities.

Top detractors from performance:
↓	Within the Fund’s equity allocation, returns were hindered by the consumer discretionary sector.
↓	UnitedHealth Group, Procter & Gamble, and Comcast were among the Fund’s leading detractors.
↓	Stock selection and underweight positioning within the energy sector weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (9/20/2016)
Franklin Income Equity Focus ETF (NAV)	21.01	11.31	13.07
Russell 3000 Index	18.09	10.87	13.79
MSCI USA High Dividend Yield Index	13.33	9.00	10.15
S&P 500 Index	17.80	12.07	14.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 113,154,213
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 290,203
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$113,154,213
Total Number of Portfolio Holdings	47
Total Management Fee Paid (based on a unitary fee)	$290,203
Portfolio Turnover Rate	69%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[45]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Income Focus ETF
Shareholder Report [Line Items]
Fund Name	Franklin Income Focus ETF
Class Name	Franklin Income Focus ETF
Trading Symbol	INCM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Income Focus ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Income Focus ETF	$40	0.37%
[46]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Income Focus ETF returned 13.65%. The Fund compares its performance to the Blended Benchmark†, which returned 9.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care, industrials, and consumer discretionary sectors led absolute fixed income performance. Community Health Systems was a top contributor within health care, while U.S. Treasuries (USTs) and Venture Global Partners II also assisted returns during the period.

↑	Among equities, returns were driven by the materials, industrials, and energy sectors. On an individual issuer basis, Albemarle, Johnson & Johnson, and Exxon Mobil added value.
↑
Underweight fixed income allocation to USTs and security selection among industrials assisted relative results. Meanwhile, equity returns benefited from selection within the materials and financials sectors.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, Coreweave was a slight detractor within the information technology (IT) sector.
↓	Consumer discretionary stocks modestly weighed on equity performance during the period. By issuer, Procter & Gamble, Qualcomm, and Accenture hindered results.
↓
Relative fixed income returns were weakened by selection within the health care sector. As for equities, selection among energy stocks and an overweight allocation to the IT sector detracted from relative returns.

Use of derivatives and the impact on performance:
The Fund utilized equity-linked notes to generate investment income for the portfolio while maintaining prospects for capital appreciation, as well as equity call and put options to sell and reduce positions and/or initiate and add to positions. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (6/6/2023)
Franklin Income Focus ETF (NAV)	13.65	10.61
Russell 3000 Index	18.09	17.32
Bloomberg U.S. Aggregate Index	4.35	4.22
Blended Benchmark†	9.65	10.32
[47]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,370,474,881
Holdings Count | $ / shares	301
Advisory Fees Paid, Amount	$ 3,368,092
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,370,474,881
Total Number of Portfolio Holdings	301
Total Management Fee Paid (based on a unitary fee)	$3,368,092
Portfolio Turnover Rate	42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[48]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Intelligent Machines ETF
Shareholder Report [Line Items]
Fund Name	Franklin Intelligent Machines ETF
Class Name	Franklin Intelligent Machines ETF
Trading Symbol	IQM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Intelligent Machines ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Intelligent Machines ETF	$64	0.50%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Intelligent Machines ETF returned 55.55%. The Fund compares its performance to the Russell 3000 Index, which returned 18.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Widespread absolute gains across 17 out of 19 industry allocations, led by semiconductor and semiconductor equipment stocks such as NVIDIA, Broadcom, Taiwan Semiconductor Manufacturing and Teradyne. Teradyne and several other semiconductor holdings more than doubled in value on surging demand tied to artificial intelligence (AI) and data center buildouts, easing inventory corrections, and expectations of improving end-market growth.

↑
Most of the holdings in the electrical equipment; and electronic equipment, instruments and components industries rallied along with semiconductor stocks amid the spike in global data center and power demand for large AI and cloud computing infrastructure projects. When combined, electrical equipment stocks rose more than 200%, led by key absolute contributors GE Vernova, while Celestica and Amphenol contributed to an absolute gain of more than 100% among makers of electronic instruments and components.

↑
High-tech construction and engineering firms like Quanta Services added solidly to overall absolute gains, as did aerospace and defense holdings such as Kratos Defense & Security Solutions. Select automobile and component companies also posted strong absolute gains, including electric vehicle (EV) manufacturer Tesla, which also benefited from rising demand for its battery storage and solar solutions.

Top detractors from performance:
↓
Most of the key individual detractors reduced overall absolute gains in the information technology (IT) sector and were not held for the entire period under review. These included newly purchased positions in SK Hynix and Advantest in semiconductors; Coherent in electronic equipment, instruments and components; Everpure in technology hardware, storage and peripherals; and both CoreWeave and Cloudflare in IT services, all of which had been viewed as opportunities for the longer term.

↓	The Fund also eliminated a few holdings that fell sharply, including key absolute detractors Oracle (bought and sold during the period), and Aurora Innovation.
↓
In the automobiles industry, BYD (purchased during the period) was the sole absolute detractor. Shares of BYD, a Chinese manufacturer of EVs, batteries, and renewable energy equipment, declined as intensifying EV price competition in China pressured margins, while slowing demand growth and investor concerns about profitability weighed on sentiment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Intelligent Machines ETF (NAV)	55.55	15.37	23.02
Russell 3000 Index	18.09	10.87	13.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 74,997,207
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 246,412
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$74,997,207
Total Number of Portfolio Holdings	86
Total Management Fee Paid (based on a unitary fee)	$246,412
Portfolio Turnover Rate	33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[49]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin International Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Aggregate Bond ETF
Class Name	Franklin International Aggregate Bond ETF
Trading Symbol	FLIA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Aggregate Bond ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Aggregate Bond ETF	$25	0.25%
[50]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin International Aggregate Bond ETF returned 2.58%. The Fund compares its performance to the Bloomberg Global Aggregate ex-USD Index Hedged USD, which returned 2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning in Japanese bonds
↑	Duration positioning in South Korean bonds
↑	Security selection in Italian government bonds

Top detractors from performance:
↓	Duration positioning in eurozone bonds
↓	U.S. market positioning
↓	Underweight allocation to the eurozone market
Use of derivatives and the impact on performance:
The Fund utilized currency forwards to hedge the portfolio, as it is benchmarked against a U.S.-dollar-hedged index, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin International Aggregate Bond ETF (NAV)	2.58	0.72	1.06
Bloomberg Global Aggregate Index	4.26	-1.46	0.46
Bloomberg Global Aggregate ex-USD Index Hedged USD	2.77	1.13	2.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 716,193,587
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 1,664,069
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$716,193,587
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	59
Total Management Fee Paid (based on a unitary fee)	$1,664,069
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[51]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 26, 2026, Sameer Kackar, CFA and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since  April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Investment Grade Corporate ETF
Shareholder Report [Line Items]
Fund Name	Franklin Investment Grade Corporate ETF
Class Name	Franklin Investment Grade Corporate ETF
Trading Symbol	FLCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Investment Grade Corporate ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Investment Grade Corporate ETF	$36	0.35%
[52]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Investment Grade Corporate ETF returned 4.53%. The Fund compares  itsperformance to the Bloomberg U.S. Corporate - Investment Grade Index, which returned 4.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in the capital goods sector
↑	Selection in the communications sector
↑	Underweight allocation to the technology sector

Top detractors from performance:
↓	Selection in the banking sector
↓	Underweight allocation to the energy sector
↓	Overweight allocation to U.S. Treasuries

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (10/3/2016)
Franklin Investment Grade Corporate ETF (NAV)	4.53	0.43	2.13
Bloomberg U.S. Aggregate Index	4.35	0.31	1.51
Bloomberg U.S. Corporate - Investment Grade Index	4.78	0.76	2.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 590,819,176
Holdings Count | $ / shares	225
Advisory Fees Paid, Amount	$ 2,042,957
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$590,819,176
Total Number of Portfolio Holdings	225
Total Management Fee Paid (based on a unitary fee)	$2,042,957
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[53]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Multisector Income ETF
Shareholder Report [Line Items]
Fund Name	Franklin Multisector Income ETF
Class Name	Franklin Multisector Income ETF
Trading Symbol	MULT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Multisector Income ETF for the period August 26, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Multisector Income ETF[1]	$23	0.39%
[54],[55]
Expenses Paid, Amount	$ 23	[54]
Expense Ratio, Percent	0.39%	[54]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 26, 2025, to March 31, 2026, Franklin Multisector Income ETF returned 2.66%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 2.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to the two- and 10-year portions of the U.S. Treasury yield curve
↑	Allocation to and security selection in high-yield corporate bonds
↑	Underweight exposure and security selection in investment-grade corporate bonds

Top detractors from performance:
↓	Overweight to the five-year segment of the U.S. Treasury yield curve
↓	Underweight exposure to agency mortgage-backed securities
↓	Security selection in the loans sector
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and swaps to manage duration exposure which, in aggregate, contributed modestly to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (8/26/2025)
Franklin Multisector Income ETF (NAV)	2.66
Bloomberg U.S. Aggregate Index	2.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 15,067,460
Holdings Count | $ / shares	293
Advisory Fees Paid, Amount	$ 34,752
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$15,067,460
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	293
Total Management Fee Paid (based on a unitary fee)	$34,752
Portfolio Turnover Rate	103%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[56]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Municipal Green Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Municipal Green Bond ETF
Class Name	Franklin Municipal Green Bond ETF
Trading Symbol	FLMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Municipal Green Bond ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Municipal Green Bond ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Municipal Green Bond ETF returned 4.62%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.29% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection in:
↑	AAA rated bonds
↑	A rated bonds
↑	BBB rated bonds

Top detractors from performance:
↓	Overweight allocation to bonds with 20 years to maturity
↓	Overweight allocation to bonds with 5 years to maturity
↓	Underweight allocation to bonds with 2 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (8/31/2017)
Franklin Municipal Green Bond ETF (NAV)	4.62	0.58	2.17
Bloomberg Municipal Bond Index	4.29	0.84	2.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 86,320,410
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 279,591
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$86,320,410
Total Number of Portfolio Holdings	94
Total Management Fee Paid (based on a unitary fee)	$279,591
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[57]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Senior Loan ETF
Shareholder Report [Line Items]
Fund Name	Franklin Senior Loan ETF
Class Name	Franklin Senior Loan ETF
Trading Symbol	FLBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Senior Loan ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Senior Loan ETF	$44	0.43%
[58]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Senior Loan ETF returned 2.95%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan 100 Index, which returned 5.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighted allocation to the media non-cable sector
↑	Underweighted allocation to retailers
↑	Security selection in the gaming industry

Top detractors from performance:
↓	Security selection in the media non-cable sector
↓	Underweight in lower-quality loans versus the benchmark
↓	Yield curve positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin Senior Loan ETF (NAV)	2.95	5.15	4.54
Bloomberg U.S. Aggregate Index	4.35	0.31	1.98
Morningstar LSTA U.S. Leveraged Loan 100 Index	5.94	5.91	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 802,610,628
Holdings Count | $ / shares	218
Advisory Fees Paid, Amount	$ 4,540,274
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$802,610,628
Total Number of Portfolio Holdings	218
Total Management Fee Paid (based on a unitary fee)	$4,540,274
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[59],[60]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Systematic Style Premia ETF
Shareholder Report [Line Items]
Fund Name	Franklin Systematic Style Premia ETF
Class Name	Franklin Systematic Style Premia ETF
Trading Symbol	FLSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Systematic Style Premia ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Systematic Style Premia ETF	$49	0.46%
[61]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Systematic Style Premia ETF returned 13.73%. The Fund compares its performance to the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The long-short equity strategy was a key driver of performance, as momentum and value factors added to returns, reflecting favorable stock selection and systematic factor positioning across the portfolio.

↑
The macro strategy  contributed positively, driven primarily by equities, where carry, value and momentum were broadly additive, further bolstered by commodities led by sulphur gasoil, silver and soybean oil, along with foreign exchange and a smaller positive contribution from rates.

↑	Country positioning within long-short equities also aided results, particularly in Japan and Hong Kong.

Top detractors from performance:
↓	The quality exposure detracted within long short equity, partially offsetting gains from momentum and value factors.
↓	Long positioning in software and short positioning in semiconductor-related industries weighed on results.
↓	Currency positioning also detracted, led by exposures to the Czech koruna, euro and Hungarian forint.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, FX forwards, equity index futures, swap contracts and commodities futures contracts to positively position the portfolio and minimize risk in accordance with the Fund’s strategy. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (12/18/2019)
Franklin Systematic Style Premia ETF (NAV)	13.73	8.63	4.00
Russell 3000 Index	18.09	10.87	13.20
Bloomberg U.S. Aggregate Index	4.35	0.31	0.90
ICE BofA U.S. 3-Month Treasury Bill Index	4.00	3.34	2.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 710,422,614
Holdings Count | $ / shares	277
Advisory Fees Paid, Amount	$ 2,108,853
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$710,422,614
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	277
Total Management Fee Paid (based on a unitary fee)	$2,108,853
Portfolio Turnover Rate	68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[62]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 16, 2025, the list of primary investments of the Fund’s top-down risk premia strategy was updated to include risk premia total return swaps, including total return swaps referencing proprietary or third-party indices designed to capture systematic factor exposures across equity, fixed income, commodity and currency asset classes. The Fund’s bottom-up long/short equity strategy was also updated to state that the Fund may also utilize risk premia total return swaps to obtain long or short equity index exposures or take long or short positions in individual equities. In addition, the list of derivatives the Fund may use, among other instruments, was updated to include risk premia total return swaps.
Effective January 1, 2026, the investment management services provided by the Fund’s sub-advisor, K2/D&S Management Co., L.L.C (“K2 Advisors”) and the personnel of K2 Advisors who provided such services for the Fund, were transferred to the Fund’s investment manager, Franklin Advisers, Inc. Therefore, the sub-advisory agreement with K2 Advisors with respect to the Fund was terminated.
In addition, effective September 30, 2025, Chandra Seethamraju, PhD stepped down as a member of the Fund’s portfolio management team.
During the period, a voluntary waiver was established for the Fund pursuant to which the investment manager waives a portion of the Fund’s unified management fee so that such fee decreases as Fund assets increase according to the following schedule: 0.65% of the value of the Fund’s total assets up to and including $250 million; 0.55% of the value of the Fund’s total assets over $250 million and up to and including $500 million; 0.45% of the value of the Fund’s total assets over $500 million and up to and including $1 billion; and 0.39% of the value of the Fund’s total assets over $1 billion. Effective December 16, 2025, the voluntary waiver was changed so that the investment manager waives a portion of the Fund’s unified management fee so that such fee decreases as Fund assets increase according to the following schedule: 0.55% of the value of the Fund’s total assets up to and including $500 million; 0.45% of the value of the Fund’s total assets over $500 million and up to and including $1 billion; and 0.39% of the value of the Fund’s total assets over $1 billion. This waiver is voluntary and may be modified or terminated at any time by the investment manager without notice.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Material Fund Change Expenses [Text Block]	Effective December 16, 2025, the voluntary waiver was changed so that the investment manager waives a portion of the Fund’s unified management fee so that such fee decreases as Fund assets increase according to the following schedule: 0.55% of the value of the Fund’s total assets up to and including $500 million; 0.45% of the value of the Fund’s total assets over $500 million and up to and including $1 billion; and 0.39% of the value of the Fund’s total assets over $1 billion.
Material Fund Change Strategies [Text Block]	Effective December 16, 2025, the list of primary investments of the Fund’s top-down risk premia strategy was updated to include risk premia total return swaps, including total return swaps referencing proprietary or third-party indices designed to capture systematic factor exposures across equity, fixed income, commodity and currency asset classes. The Fund’s bottom-up long/short equity strategy was also updated to state that the Fund may also utilize risk premia total return swaps to obtain long or short equity index exposures or take long or short positions in individual equities.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Core Bond ETF
Class Name	Franklin U.S. Core Bond ETF
Trading Symbol	FLCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Core Bond ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Bond ETF	$15	0.15%
[63]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Core Bond ETF returned 4.33%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to and security selection in investment-grade corporate bonds
↑	Overweight exposure to agency mortgage-backed securities
↑	Underweight to the 10-year portion of the U.S. Treasury (UST) yield curve

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Lack of exposure to sovereign emerging market bonds
↓	Overweight to the 20-year portion of the UST yield curve
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure, which detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (9/17/2019)
Franklin U.S. Core Bond ETF (NAV)	4.33	0.19	0.93
Bloomberg U.S. Aggregate Index	4.35	0.31	0.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,882,937,224
Holdings Count | $ / shares	525
Advisory Fees Paid, Amount	$ 4,000,086
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,882,937,224
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	525
Total Management Fee Paid (based on a unitary fee)	$4,000,086
Portfolio Turnover Rate	42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[64]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Treasury Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Treasury Bond ETF
Class Name	Franklin U.S. Treasury Bond ETF
Trading Symbol	FLGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Treasury Bond ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Treasury Bond ETF	$9	0.09%
[65]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Treasury Bond ETF returned 3.41%. The Fund compares its performance to the  Bloomberg U.S. Treasury Index, which returned 3.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight exposure to the 30-year portion of the U.S. Treasury (UST) yield curve
↑	Underweight exposure to the 10-year segment of the UST yield curve
↑	Overweight exposure to the five-year portion of the UST yield curve

Top detractors from performance:
↓	Overweight exposure to the six-month portion of the UST yield curve

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/9/2020)
Franklin U.S. Treasury Bond ETF (NAV)	3.41	0.08	-0.52
Bloomberg U.S. Aggregate Index	4.35	0.31	0.02
Bloomberg U.S. Treasury Index	3.25	-0.14	-0.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,006,822,740
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 927,502
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,006,822,740
Total Number of Portfolio Holdings	45
Total Management Fee Paid (based on a unitary fee)	$927,502
Portfolio Turnover Rate	24%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[66]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Ultra Short Bond ETF
Shareholder Report [Line Items]
Fund Name	Franklin Ultra Short Bond ETF
Class Name	Franklin Ultra Short Bond ETF
Trading Symbol	FLUD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ultra Short Bond ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Ultra Short Bond ETF	$15	0.15%
[67]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Ultra Short Bond ETF returned 4.59%. The Fund compares its performance to the ICE  BofA U.S. 3-Month Treasury Bill Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade (IG) corporate holdings in the banking industry contributed to relative performance
↑	IG holdings in consumer non-cyclical and cyclical segments supported results
There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (7/14/2020)
Franklin Ultra Short Bond ETF (NAV)	4.59	3.49	3.21
Bloomberg U.S. Aggregate Index	4.35	0.31	-0.22
ICE BofA U.S. 3-Month Treasury Bill Index	4.00	3.34	2.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 232,498,330
Holdings Count | $ / shares	470
Advisory Fees Paid, Amount	$ 244,939
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$232,498,330
Total Number of Portfolio Holdings	470
Total Management Fee Paid (based on a unitary fee)	$244,939
Portfolio Turnover Rate	34%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[68]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Asia Ex Japan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Asia Ex Japan ETF
Class Name	Franklin FTSE Asia Ex Japan ETF
Trading Symbol	FLAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Asia Ex Japan ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Asia Ex Japan ETF	$22	0.19%
[69]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Asia Ex Japan ETF returned 28.30%. The Fund compares its performance to the  FTSE Asia ex Japan Capped Index-NR, which returned 28.19% for the same period..
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were information technology, financials and industrials.
↑	Individual holdings that contributed to absolute returns included Taiwan Semiconductor Manufacturing, Samsung Electronics, and SK Hynix.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was consumer discretionary.
↓	Individual holdings that hindered absolute returns included Meituan, Xiaomi and HDFC Bank.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Asia Ex Japan ETF (NAV)	28.30	3.09	5.11
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR	28.19	3.50	5.42
FTSE Asia ex Japan Capped Index-NR	28.19	3.50	5.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 40,994,006
Holdings Count | $ / shares	1,596
Advisory Fees Paid, Amount	$ 65,702
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$40,994,006
Total Number of Portfolio Holdings	1596
Total Management Fee Paid (based on a unitary fee)	$65,702
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[70]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Australia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Australia ETF
Class Name	Franklin FTSE Australia ETF
Trading Symbol	FLAU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Australia ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Australia ETF	$10	0.09%
[71]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Australia ETF returned 22.01%. The Fund compares its performance to the  FTSE Australia Capped Index-NR, which returned 22.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials, and energy.
↑	Individual holdings that contributed to absolute returns were BHP Group Ltd., Commonwealth Bank of Australia, and Westpac Banking Corp.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was health care.
↓	Individual holdings that hindered absolute returns included CSL Ltd., Xero Ltd., and James Hardie Industries Plc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Australia ETF (NAV)	22.01	6.52	7.03
FTSE Australia Index-NR	22.04	6.56	7.02
FTSE Australia Capped Index-NR	22.04	6.56	7.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 87,063,346
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 63,574
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$87,063,346
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	108
Total Management Fee Paid (based on a unitary fee)	$63,574
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[72],[73]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the banking industry and decreased exposure to the financial services sector.
Related disclosure regarding the risks of investing in the banking industry was added as a principal risk of the Fund and risk disclosure regarding the risks of the financial services sector was removed.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Material Fund Change Strategies [Text Block]	On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the banking industry and decreased exposure to the financial services sector.
Material Fund Change Risks Change [Text Block]	Related disclosure regarding the risks of investing in the banking industry was added as a principal risk of the Fund and risk disclosure regarding the risks of the financial services sector was removed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Brazil ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Brazil ETF
Class Name	Franklin FTSE Brazil ETF
Trading Symbol	FLBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Brazil ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Brazil ETF	$24	0.19%
[74]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Brazil ETF returned 55.29%. The Fund compares its performance to the  FTSE Brazil Capped Index-NR, which returned 55.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, utilities and materials.
↑	Individual holdings that contributed to absolute returns were Vale SA, Itau Unibanco Holding SA and Petroleo Brasileiro SA - Petrobras.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Ambipar Participacoes e Empreendimentos SA, Banco do Brasil SA and Hapvida Participacoes e Investimentos SA.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/3/2017)
Franklin FTSE Brazil ETF (NAV)	55.29	11.99	6.24
FTSE Brazil Index-NR	55.63	12.36	6.47
FTSE Brazil Capped Index-NR	55.63	12.35	6.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 501,933,414
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 483,705
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$501,933,414
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid (based on a unitary fee)	$483,705
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[75]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Canada ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Canada ETF
Class Name	Franklin FTSE Canada ETF
Trading Symbol	FLCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Canada ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Canada ETF	$11	0.09%
[76]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Canada ETF returned 34.36%. The Fund compares its performance to the  FTSE Canada Capped Index-NR, which returned 34.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials and energy.
↑	Individual holdings that contributed to absolute returns were Royal Bank of Canada, Toronto-Dominion Bank and Shopify.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were industrials and real estate.
↓	Individual holdings that hindered absolute returns included Constellation Software, Thomas Reuters and Waste Connections.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Canada ETF (NAV)	34.36	12.66	10.95
FTSE Canada Index-NR	34.16	12.45	10.71
FTSE Canada Capped Index-NR	34.16	12.45	10.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 676,928,745
Holdings Count | $ / shares	87
Advisory Fees Paid, Amount	$ 457,777
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$676,928,745
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	87
Total Management Fee Paid (based on a unitary fee)	$457,777
Portfolio Turnover Rate	17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[77]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE China ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE China ETF
Class Name	Franklin FTSE China ETF
Trading Symbol	FLCH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE China ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE China ETF	$20	0.19%
[78]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE China ETF returned 5.90%. The Fund compares its performance to the FTSE China Capped Index-NR, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials and industrials.
↑	Individual holdings that contributed to absolute returns were China Construction Bank Corp., Industrial and Commercial Bank of China and Zijin Mining Group.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were consumer discretionary and real estate.
↓	Individual holdings that hindered absolute returns included Xiaomi Corp, Alibaba Group Holding and Meituan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE China ETF (NAV)	5.90	-4.79	0.54
FTSE China Index-NR	6.16	-4.64	0.69
FTSE China Capped Index-NR	6.16	-4.64	0.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 271,927,786
Holdings Count | $ / shares	1,022
Advisory Fees Paid, Amount	$ 438,867
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$271,927,786
Total Number of Portfolio Holdings	1022
Total Management Fee Paid (based on a unitary fee)	$438,867
Portfolio Turnover Rate	7%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[79]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Europe ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Europe ETF
Class Name	Franklin FTSE Europe ETF
Trading Symbol	FLEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Europe ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Europe ETF	$10	0.09%
[80]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Europe ETF returned 19.77%. The Fund compares its performance to the  FTSE Developed Europe Capped Index-NR, which returned 19.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, industrials and information technology.
↑	Individual holdings that contributed to absolute returns were ASML Holding NV, HSBC Holdings Plc and Banco Santander S.A.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was consumer discretionary.
↓	Individual holdings that hindered absolute returns included Novo Nordisk A/S, SAP SE and Relx Plc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Europe ETF (NAV)	19.77	9.07	7.48
FTSE Developed Europe Index-NR	19.42	8.76	7.22
FTSE Developed Europe Capped Index-NR	19.42	8.76	7.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 107,072,951
Holdings Count | $ / shares	500
Advisory Fees Paid, Amount	$ 101,144
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$107,072,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	500
Total Management Fee Paid (based on a unitary fee)	$101,144
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[81],[82]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Eurozone ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Eurozone ETF
Class Name	Franklin FTSE Eurozone ETF
Trading Symbol	FLEU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Eurozone ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Eurozone ETF	$10	0.09%
[83]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Eurozone ETF returned 20.09%. The Fund compares its performance to the FTSE Developed Eurozone Index-NR and the Linked FTSE Developed Eurozone Index-NR†, which both returned 19.80% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that most contributed to absolute performance were financials, industrials and information technology.
↑	The individual holdings that most contributed to absolute performance were ASML Holding NV, Siemens Energy AG and Banco Santander, SA.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was consumer discretionary.
↓	The individual holdings that most detracted from absolute performance were SAP SE, Hermes International SCA and Sanofi SA.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Eurozone ETF (NAV)	20.09	11.43	9.50
FTSE Developed Eurozone Index-NR	19.80	9.09	7.02
Linked FTSE Developed Eurozone Index-NR†	19.80	11.26	9.37
[84]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 63,599,483
Holdings Count | $ / shares	263
Advisory Fees Paid, Amount	$ 45,593
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$63,599,483
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	263
Total Management Fee Paid (based on a unitary fee)	$45,593
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[85],[86]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Germany ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Germany ETF
Class Name	Franklin FTSE Germany ETF
Trading Symbol	FLGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Germany ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Germany ETF	$9	0.09%
[87]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Germany ETF returned 8.20%. The Fund compares its performance to the  FTSE Germany Capped Index-NR, which returned 7.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, financials, and utilities.
↑	Individual holdings that contributed to absolute returns were Siemens Energy AG, Allianz SE, and Bayer AG.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were information technology, consumer staples, and consumer discretionary.
↓	Individual holdings that hindered absolute returns included SAP SE, Adidas AG, and Beiersdorf AG.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Germany ETF (NAV)	8.20	6.26	4.88
FTSE Germany Index-NR	7.93	5.96	4.67
FTSE Germany Capped Index-NR	7.93	5.96	4.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 39,992,660
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 45,152
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$39,992,660
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid (based on a unitary fee)	$45,152
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[88]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE India ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE India ETF
Class Name	Franklin FTSE India ETF
Trading Symbol	FLIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE India ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE India ETF	$18	0.19%
[89]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE India ETF returned -12.17%. The Fund compares its performance to the FTSE India Capped Index-NR, which returned -12.08% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	On an absolute basis, there were no sectors that contributed to performance.
↑	Individual holdings that contributed to absolute return included Bharti Enterprises Holding PVT Ltd., GE Vernova T&D India Ltd. and Vedanta Ltd.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were financials, information technology and consumer staples.
↓	Individual holdings that detracted from absolute returns included HDFC Bank, Ltd., Infosys Ltd. and ICICI Bank Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE India ETF (NAV)	-12.17	4.28	4.92
FTSE India Index-NR	-12.08	5.91	6.40
FTSE India Capped Index-NR	-12.08	5.91	6.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 2,456,752,876
Holdings Count | $ / shares	273
Advisory Fees Paid, Amount	$ 4,712,522
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,456,752,876
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	273
Total Management Fee Paid (based on a unitary fee)	$4,712,522
Portfolio Turnover Rate	14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[90],[91]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the financial services sector.
Related disclosure regarding the risks of investing in the financial services sector was added as a principal risk of the Fund.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Material Fund Change Strategies [Text Block]	On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the financial services sector.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Japan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Japan ETF
Class Name	Franklin FTSE Japan ETF
Trading Symbol	FLJP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Japan ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Japan ETF	$10	0.09%
[92]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Japan ETF returned 26.40%. The Fund compares its performance to the FTSE Japan Capped Index-NR, which returned 26.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, information technology and financials.
↑	Individual holdings that contributed to absolute returns included Advantest, Softbank Group and Mitsubishi.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that detracted from absolute returns were Sony Group, Daiichi Sankyo and Keyence.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Japan ETF (NAV)	26.40	6.53	6.46
FTSE Japan Index-NR (USD)	26.36	6.52	6.41
FTSE Japan Capped Index-NR	26.36	6.52	6.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 2,896,359,147
Holdings Count | $ / shares	478
Advisory Fees Paid, Amount	$ 2,187,146
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,896,359,147
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	478
Total Management Fee Paid (based on a unitary fee)	$2,187,146
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[93]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Japan Hedged ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Japan Hedged ETF
Class Name	Franklin FTSE Japan Hedged ETF
Trading Symbol	FLJH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Japan Hedged ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Japan Hedged ETF	$11	0.09%
[94]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Japan Hedged ETF returned 39.06%. The Fund compares its performance to the  FTSE Japan Capped Hedged Index-NR, which returned 38.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, information technology and financials.
↑	Individual holdings that contributed to absolute returns were Advantest, Softbank Group and Mitsubishi.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Sony Group, Daiichi Sankyo and Terumo.
Use of derivatives and the impact on performance:
The Fund utilized cash forwards  in order to seek to replicate the hedge impact incorporated in the calculation of the Underlying Index, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Japan Hedged ETF (NAV)	39.06	18.48	13.63
FTSE Japan Index-NR	26.36	6.52	6.41
FTSE Japan Capped Hedged Index-NR	38.96	18.47	13.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 132,572,828
Holdings Count | $ / shares	478
Advisory Fees Paid, Amount	$ 93,834
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$132,572,828
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	478
Total Management Fee Paid (based on a unitary fee)	$93,834
Portfolio Turnover Rate	18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[95]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Latin America ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Latin America ETF
Class Name	Franklin FTSE Latin America ETF
Trading Symbol	FLLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Latin America ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Latin America ETF	$24	0.19%
[96]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Latin America ETF returned 53.19%. The Fund compares its performance to the FTSE Latin America Capped Index-NR, which returned 53.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials and utilities.
↑	Individual holdings that contributed to absolute returns were Itau Unibanco Holdings SA, Vale SA and Grupo Mexico SAB de CV.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Ambipar Participacoes e Empreendimentos SA, Banco do Brasil SA and Hapvida Participacoes e Investimentos SA.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (10/9/2018)
Franklin FTSE Latin America ETF (NAV)	53.19	12.04	6.55
FTSE Latin America Index	54.50	12.90	7.26
FTSE Latin America Capped Index-NR	53.49	12.26	6.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 89,173,858
Holdings Count | $ / shares	131
Advisory Fees Paid, Amount	$ 85,493
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$89,173,858
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	131
Total Management Fee Paid (based on a unitary fee)	$85,493
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[97],[98]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Mexico ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Mexico ETF
Class Name	Franklin FTSE Mexico ETF
Trading Symbol	FLMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Mexico ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Mexico ETF	$24	0.19%
[99]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Mexico ETF returned 52.06%. The Fund compares its performance to the  FTSE Mexico Capped Index-NR, which returned 52.46% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were materials, financials and consumer staples.
↑	Individual holdings that contributed to absolute returns included Grupo Mexico SAB de CV, Grupo Financiero Banorte SAB de CV and America Movil SAB de CV.
There were no significant detractors from performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/3/2017)
Franklin FTSE Mexico ETF (NAV)	52.06	14.53	7.85
FTSE Mexico Index-NR	53.04	14.05	7.82
FTSE Mexico Capped Index-NR	52.46	14.54	7.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 87,555,308
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 123,298
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$87,555,308
Total Number of Portfolio Holdings	35
Total Management Fee Paid (based on a unitary fee)	$123,298
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[100],[101]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Saudi Arabia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Saudi Arabia ETF
Class Name	Franklin FTSE Saudi Arabia ETF
Trading Symbol	FLSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Saudi Arabia ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Saudi Arabia ETF	$39	0.39%
[102]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Saudi Arabia ETF returned -1.07%. The Fund compares its performance to the FTSE Saudi Arabia Capped Index-NR, which returned -0.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were materials, financials and energy.
↑	Individual holdings that contributed to absolute returns were Saudi Arabian Mining Co., Saudi National Bank and Al Rajhi Bank.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were utilities, information technology and consumer staples.
↓	Individual holdings that hindered absolute returns included ACWA Power Co., Elm Co. and Al Marai Co. JSC.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (10/9/2018)
Franklin FTSE Saudi Arabia ETF (NAV)	-1.07	5.11	7.03
FTSE All World Index-NR	20.04	9.47	10.86
FTSE Saudi Arabia Capped Index-NR	-0.72	5.46	7.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 5,071,498
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 66,022
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$5,071,498
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid (based on a unitary fee)	$66,022
Portfolio Turnover Rate	60%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[103]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE South Korea ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE South Korea ETF
Class Name	Franklin FTSE South Korea ETF
Trading Symbol	FLKR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE South Korea ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE South Korea ETF	$14	0.09%
[104]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE South Korea ETF returned 111.11%. The Fund compares its performance to the  FTSE South Korea Capped Index-NR, which returned 111.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were information technology, industrials and financials.
↑	Individual holdings that contributed to absolute returns included Samsung Electronics, SK Hynix and Doosan Enerbility.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Hyundai Rotem, Samyang Foods and HLB.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE South Korea ETF (NAV)	111.11	6.83	7.31
FTSE South Korea Index-NR	116.73	6.85	7.65
FTSE South Korea Capped Index-NR	111.39	6.85	7.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 420,781,815
Holdings Count | $ / shares	156
Advisory Fees Paid, Amount	$ 206,039
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$420,781,815
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	156
Total Management Fee Paid (based on a unitary fee)	$206,039
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[105],[106]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Switzerland ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Switzerland ETF
Class Name	Franklin FTSE Switzerland ETF
Trading Symbol	FLSW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Switzerland ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Switzerland ETF	$10	0.09%
[107]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Switzerland ETF returned 15.04%. The Fund compares its performance to the FTSE Switzerland Capped Index-NR, which returned 14.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were health care, industrials, and financials.
↑	Individual holdings that contributed to absolute returns were Novartis, Roche, and ABB.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Sika, Alcon, and Partners Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Switzerland ETF (NAV)	15.04	7.93	8.99
FTSE Switzerland Index-NR	15.20	7.60	8.46
FTSE Switzerland Capped Index-NR	14.81	7.59	8.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 75,854,220
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 53,549
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$75,854,220
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	50
Total Management Fee Paid (based on a unitary fee)	$53,549
Portfolio Turnover Rate	12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[108],[109]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Taiwan ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Taiwan ETF
Class Name	Franklin FTSE Taiwan ETF
Trading Symbol	FLTW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Taiwan ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Taiwan ETF	$24	0.19%
[110]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Taiwan ETF returned 57.35%. The Fund compares its performance to the FTSE Taiwan Capped Index-NR, which returned 57.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were information technology, financials and industrials.
↑	Individual holdings that contributed to absolute returns were Taiwan Semiconductor Manufacturing, Delta Electronics and Hon Hai Precision Industry.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were consumer discretionary and health care.
↓	Individual holdings that detracted most from absolute returns were E Ink Holdings, Caliway Biopharmaceuticals, and Novatek Microelectronics.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Taiwan ETF (NAV)	57.35	12.53	14.36
FTSE Taiwan Index-NR	74.67	16.53	18.18
FTSE Taiwan Capped Index-NR	57.59	12.77	14.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 1,443,693,190
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 1,216,522
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,443,693,190
Total Number of Portfolio Holdings	133
Total Management Fee Paid (based on a unitary fee)	$1,216,522
Portfolio Turnover Rate	57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[111],[112]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE United Kingdom ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE United Kingdom ETF
Class Name	Franklin FTSE United Kingdom ETF
Trading Symbol	FLGB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE United Kingdom ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE United Kingdom ETF	$10	0.09%
[113]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE United Kingdom ETF returned 24.74%. The Fund compares its performance to the FTSE UK Capped Index-NR, which returned 24.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials and health care.
↑	Individual holdings that contributed to absolute returns were HSBC Holdings Plc., AstraZeneca Plc. And Rolls-Royce Holdings.

Top detractors from performance:
↓	There were no sectors which materially detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Relx Plc., London Stock Exchange Group Plc. and Diageo Plc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE United Kingdom ETF (NAV)	24.74	11.81	7.73
FTSE UK Index-NR	24.86	11.92	7.82
FTSE UK Capped Index-NR	24.86	11.92	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 820,507,922
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 776,757
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$820,507,922
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	96
Total Management Fee Paid (based on a unitary fee)	$776,757
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[114],[115]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Class Name	BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Trading Symbol	DVAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL-Dynamic US Large Cap Value ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	$52	0.49%
[116]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight positions in healthcare providers & services and healthcare equipment & supplies within technology contributed positively.
↑	Within consumer discretionary, an overweight to automobiles and strong stock selection in broadline retail added value.
↑	Not owning real estate investment trusts resulted in no weight in real estate.
↑	From a factor perspective, the Fund’s net overweight companies with low share growth were a positive as share repurchasers outperformed share issuers.

Top detractors from performance:
↓
Being overweight wireless telecommunication services (T-Mobile US Inc.) and poor selection in diversified telecommunications (Comcast corporation) detracted as these industries and securities underperformed.

↓	Overweight in banks during the first quarter of 2026 and poor selection in the industry was a detractor within financials.
↓	Underweight semiconductors and semiconductor equipment was a negative within technology.
↓	From a factor perspective being underweight high 12-1 Month Momentum (a financial metric that measures a stock’s return from 12 months ago to 1 month ago) detracted as this group outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
BrandywineGLOBAL-Dynamic US Large Cap Value ETF (NAV)	11.43	7.12	10.64
Russell 3000 Index	18.09	10.87	13.72
Russell 1000 Value Index	15.87	9.43	10.58
S&P 500 Index	17.80	12.06	14.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 81,956,311
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 549,877
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$81,956,311
Total Number of Portfolio Holdings	106
Total Management Fee Paid (based on a unitary fee)	$549,877
Portfolio Turnover Rate	80%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[117]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to securities in the energy sector.
Related risk disclosure was removed from the Fund’s principal risks.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
BrandywineGLOBAL - U.S. Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - U.S. Fixed Income ETF
Class Name	BrandywineGLOBAL - U.S. Fixed Income ETF
Trading Symbol	USFI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - U.S. Fixed Income ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BrandywineGLOBAL - U.S. Fixed Income ETF	$40	0.39%
[118]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, BrandywineGLOBAL - U.S. Fixed Income ETF returned 4.87%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Government sovereign duration was the largest contributor to performance, as the Fund stayed tactical with positioning over the period. Performance was largely driven by a decline in U.S. Treasury yields as growth moderated and inflation eased. Markets increasingly priced a shift away from peak policy restrictiveness toward eventual easing, while periodic risk-off sentiment linked to geopolitical tensions and slowing activity supported demand for high-quality duration.

↑
U.S. agency mortgage-backed securities contributed positively and benefited from yield advantage relative to treasuries and steady income generation, while investor demand for carry helped offset periods of mortgage spread widening tied to rate volatility and prepayment uncertainty.

Top detractors from performance:
↓	An underweight to U.S. investment-grade corporate credit was a detractor as the sector was supported by income and generally resilient corporate fundamentals.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, for hedging and alpha purposes and to manage its duration, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (7/25/2023)
BrandywineGLOBAL - U.S. Fixed Income ETF (NAV)	4.87	3.76
Bloomberg U.S. Aggregate Index	4.35	4.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 13,537,931
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 49,419
Investment Company Portfolio Turnover	199.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$13,537,931
Total Number of Portfolio Holdings	52
Total Management Fee Paid (based on a unitary fee)	$49,419
Portfolio Turnover Rate	199%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[119]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective  August 1, 2025, Paul Mielczarski was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin FTSE Russia ETF
Shareholder Report [Line Items]
Fund Name	Franklin FTSE Russia ETF
Class Name	Franklin FTSE Russia ETF
Trading Symbol	FLRU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin FTSE Russia ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Franklin FTSE Russia ETF	$0	0.00%
[120],[121]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund sought to track the investment results of an index composed of Russian equities, as represented by the FTSE Russia RIC Capped Index-NR (the FTSE Russia Capped Index-NR or the Underlying Index). Effective February 28, 2024, the Fund’s Underlying Index was discontinued by the index provider FTSE Russell. Due to the discontinuation of the Fund’s underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Russia ETF (NAV)†	--	-79.21	-60.54
FTSE Russia Capped Index††	--	--	--
[122],[123]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 4,949	[124]
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets*	$4,949
Total Number of Portfolio Holdings	36
Total Management Fee Paid (based on a unitary fee)	$0
Portfolio Turnover Rate	0%
[124]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Net Assets)	[125],[126]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin Small Cap Enhanced ETF
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Enhanced ETF
Class Name	Franklin Small Cap Enhanced ETF
Trading Symbol	FSML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Enhanced ETF for the period December 9, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Small Cap Enhanced ETF[1]	$14	0.45%
[127],[128]
Expenses Paid, Amount	$ 14	[127]
Expense Ratio, Percent	0.45%	[127]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period December 9, 2025, to March 31, 2026, Franklin Small Cap Enhanced ETF returned -0.90%. The Fund compares its performance to the Russell 2000 Index, which returned -0.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the information technology sector.
↑	Security selection in the energy sector.
↑	Allocation to the information technology sector, which varied during the review period.

Top detractors from performance:
↓	Stock selection in the health care sector.
↓	Security selection in the real estate sector.
↓	Underweight allocation to the energy sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (12/9/2025)
Franklin Small Cap Enhanced ETF (NAV)	-0.90
Russell 1000 Index	32.71
Russell 2000 Index	-0.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 112,499,257
Holdings Count | $ / shares	300
Advisory Fees Paid, Amount	$ 100,028
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$112,499,257
Total Number of Portfolio Holdings	300
Total Management Fee Paid (based on a unitary fee)	$100,028
Portfolio Turnover Rate	37%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[129]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Equity Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Equity Index ETF
Class Name	Franklin U.S. Equity Index ETF
Trading Symbol	USPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Equity Index ETF	$3	0.03%
[130]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Equity Index ETF returned 17.47%. The Fund compares its performance to the Morningstar US Target Market Exposure Index (the Underlying Index)† and the Linked Morningstar US Target Market Exposure Index††, which both returned 17.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance include information technology, communication services and industrials.
↑	The individual holdings that contributed most to absolute performance included Nvidia, Broadcom, and Google.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was health care.
↓	There were no individual holdings that detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Equity Index ETF (NAV)	17.47	10.51	11.10
Morningstar US Target Market Exposure Index†	17.53	11.54	-
Linked Morningstar US Target Market Exposure Index††	17.53	10.56	11.12
[131],[132]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,642,280,761
Holdings Count | $ / shares	507
Advisory Fees Paid, Amount	$ 435,055
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,642,280,761
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	507
Total Management Fee Paid (based on a unitary fee)	$435,055
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[133]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Putnam International Stock ETF
Shareholder Report [Line Items]
Fund Name	Putnam International Stock ETF
Class Name	Putnam International Stock ETF
Trading Symbol	PGRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Stock ETF for the period October 21, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam International Stock ETF[1]	$24	0.55%
[134],[135]
Expenses Paid, Amount	$ 24	[134]
Expense Ratio, Percent	0.55%	[134]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period October 21, 2025, to March 31, 2026, Putnam International Stock ETF returned -4.60%. The Fund compares its performance to the  MSCI All Country World ex-US Growth Index-NR, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Hoya, a Japanese manufacturer of optical products.
↑	Overweight position in AIA Group, an Asian life insurance company.
↑	Out-of-benchmark position in British American Tobacco, a multinational consumer goods company.

Top detractors from performance:
↓	Overweight position in Alibaba Group, a Chinese technology company.
↓	Overweight position in Airbus, a European aerospace corporation.
↓	Overweight position in Nintendo, a Japanese consumer electronics and video game company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (10/21/2025)
Putnam International Stock ETF (NAV)	-4.60
MSCI All Country World ex-U.S. Index-NR	2.34
MSCI All Country World ex-US Growth Index-NR	7.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 21, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,763,145
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 11,994
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$4,763,145
Total Number of Portfolio Holdings	27
Total Management Fee Paid (based on a unitary fee)	$11,994
Portfolio Turnover Rate	21%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[136]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 17, 2025, the Fund’s principal investment strategies were revised to clarify that the Fund predominantly invests in “equity securities” of large and midsize companies located outside of the U.S. rather than in “common stocks” of large and midsize companies located outside of the U.S.
This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Templeton Emerging Markets Debt ETF
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Debt ETF
Class Name	Templeton Emerging Markets Debt ETF
Trading Symbol	TEMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Debt ETF for the period January 20, 2026, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Templeton Emerging Markets Debt ETF[1]	$8	0.44%
[137],[138]
Expenses Paid, Amount	$ 8	[137]
Expense Ratio, Percent	0.44%	[137]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 20, 2026, to March 31, 2026, Templeton Emerging Markets Debt ETF returned -1.46%. The Fund compares its performance to the JP Morgan  EMBI Global Diversified Index, which returned -1.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Sovereign credit exposures contributed to relative performance. Positioning in sub investment-grade sovereign credits in the Middle East/Africa contributed.
↑	Within currency positions, the Fund’s positions in the Brazilian real and South Korean won contributed to absolute performance.
↑	Within currency positions, the Fund’s overweighted position in the Brazilian real and underweighted position in the South Korean won contributed to relative performance.

Top detractors from performance:
↓	Sovereign credit exposures detracted from absolute performance. Select exposures to sub investment-grade sovereign credits in the Middle East/Africa and Asia detracted.
↓	Currency positions detracted from absolute performance, due to the Fund’s positions in the Egyptian pound and Indian rupee.
↓	Currency positions detracted from relative performance, due to the Fund’s overweighted positions in the Egyptian pound and Indian rupee.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain positive or negative exposure to select currencies for both investment and hedging purposes. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (1/20/2026)
Templeton Emerging Markets Debt ETF (NAV)	-1.46
Bloomberg Global Aggregate Index	4.15
JP Morgan EMBI Global Diversified Index	-1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 48,963,228
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 42,107
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$48,963,228
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	38
Total Management Fee Paid (based on a unitary fee)	$42,107
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[139]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Templeton International Insights ETF
Shareholder Report [Line Items]
Fund Name	Templeton International Insights ETF
Class Name	Templeton International Insights ETF
Trading Symbol	TINS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton International Insights ETF for the period October 21, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Templeton International Insights ETF[1]	$24	0.54%
[140],[141]
Expenses Paid, Amount	$ 24	[140]
Expense Ratio, Percent	0.54%	[140]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 20, 2026, to March 31, 2026, Templeton International Insights ETF returned 4.81%. The Fund compares its performance to the  MSCI All Country World ex-U.S. Index-NR, which returned 2.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the information technology sector was the top contributor to relative performance for the period. The pace of artificial intelligence (AI)-driven change continued to accelerate, requiring a more discriminating approach to both direct and indirect exposures. The Fund remained focused on semi-conductor companies that we believed would benefit from stronger demand for AI, electric vehicles, and green energy.

↑
Stock selection in the industrials sector also contributed. The Fund’s industrials positioning was skewed toward Europe, particularly Germany as we believed this cyclical sector would benefit from improving macroeconomic conditions, structural demand for electrification and AI-driven investment in capital-intensive sectors.

↑	Regionally, stock selection and an overweight in the U.K. contributed significantly to relative performance.

Top detractors from performance:
↓	Stock selection in the health care sector was the top detractor from relative performance.
↓	Stock selection and an underweight in the materials sector also detracted from relative performance.
↓	Regionally, stock selection in Ireland was the largest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (10/21/2025)
Templeton International Insights ETF (NAV)	4.81
MSCI All Country World ex-U.S. Index-NR	2.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 21, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 5,229,054
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 12,554
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$5,229,054
Total Number of Portfolio Holdings	46
Total Management Fee Paid (based on a unitary fee)	$12,554
Portfolio Turnover Rate	20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[142]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew R. Nagle, CFA stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since  October 21, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Western Asset Bond ETF
Shareholder Report [Line Items]
Fund Name	Western Asset Bond ETF
Class Name	Western Asset Bond ETF
Trading Symbol	WABF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Bond ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset Bond ETF	$36	0.35%
[143]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Western Asset Bond ETF returned 4.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Structured credit positioning
↑	Emerging market debt positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (9/19/2023)
Western Asset Bond ETF (NAV)	4.75	5.88
Bloomberg U.S. Aggregate Index	4.35	5.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 16,359,043
Holdings Count | $ / shares	436
Advisory Fees Paid, Amount	$ 57,465
Investment Company Portfolio Turnover	336.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,359,043
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	436
Total Management Fee Paid (based on a unitary fee)	$57,465
Portfolio Turnover Rate	336%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[144],[145]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Morningstar Emerging Markets Target Market Exposure Index-NR did not commence calculation and publication until February 25, 2019.

[3]
††	The Linked Morningstar Emerging Markets Target Market Exposure Index-NR measures the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[4]
†††	The Morningstar Emerging Markets Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.

[5]
††††	The Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR measures the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Certain categories may represent less than 0.1%.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
†	The Morningstar Developed Markets ex-North America Target Market Exposure Index-NR did not commence calculation and publication until June 10, 2019.

[10]
††	The Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR measures the performance of the Fund’s old primary benchmark, the MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[11]
†††	The Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.

[12]
††††	The Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR measures the performance of the Fund’s old underlying index, LibertyQ International Equity Hedged Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	Certain categories may represent less than 0.1%.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[19]
††	The Linked Morningstar US Target Market Exposure Index measures the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[20]
†††	The Morningstar US Dividend Enhanced Select Index did not commence calculation and publication until June 15, 2022.

[21]
††††	The Linked Morningstar US Dividend Enhanced Select Index measures the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
1	Amounts are for the period August 28, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
†	Certain categories may represent less than 0.1%.

[44]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
1	Amounts are for the period August 26, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
†	Certain categories may represent less than 0.1%.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[70]
*	Does not include derivatives, except purchased options, if any.

[71]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
†	Certain categories may represent less than 0.1%.

[74]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
*	Does not include derivatives, except purchased options, if any.

[78]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[79]
*	Does not include derivatives, except purchased options, if any.

[80]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
†	Certain categories may represent less than 0.1%.

[83]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[84]
†	The Linked FTSE Developed Eurozone Index-NR measures the performance of the Fund’s previous underlying index (the FTSE Developed Europe Capped Hedged Index-NR) from Fund inception through July 31, 2023 followed by the performance of the Fund’s Underlying Index thereafter.

[85]
*	Does not include derivatives, except purchased options, if any.

[86]
†	Certain categories may represent less than 0.1%.

[87]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[88]
*	Does not include derivatives, except purchased options, if any.

[89]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
†	Certain categories may represent less than 0.1%.

[92]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[97]
*	Does not include derivatives, except purchased options, if any.

[98]
†	Certain categories may represent less than 0.1%.

[99]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[100]
*	Does not include derivatives, except purchased options, if any.

[101]
†	Certain categories may represent less than 0.1%.

[102]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[103]
*	Does not include derivatives, except purchased options, if any.

[104]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[105]
*	Does not include derivatives, except purchased options, if any.

[106]
†	Certain categories may represent less than 0.1%.

[107]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
†	Certain categories may represent less than 0.1%.

[110]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
†	Certain categories may represent less than 0.1%.

[113]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
†	Certain categories may represent less than 0.1%.

[116]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[119]
*	Does not include derivatives, except purchased options, if any.

[120]
**	Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.

[121]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[122]
†	Total return information is based on unadjusted net asset value. During the 12-month period ended March 31, 2026, the Fund’s unrounded NAV per share increased from $0.005939 as of March 31, 2025, to $0.006163 as of March 31, 2026. Certain adjustments were made to the net asset value of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total return of 2.36% has been disclosed in the Financial Highlights and differs from that which is reported here.

[123]
††	Effective February 28, 2024, the Underlying Index was discontinued by the index provider, FTSE Russell. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the Underlying Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices). As disclosed in the latest prospectus dated August 1, 2025, the 5 Year and Since Inception Underlying Index returns were -2.06% and -3.71%, respectively as of December 31, 2023.

[124]
*	As of March 31, 2026, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.

[125]
*	As of March 31, 2026, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.

[126]
†	Certain categories may represent less than 0.1%.

[127]
1	Amounts are for the period December 9, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.

[128]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[129]
*	Does not include derivatives, except purchased options, if any.

[130]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[131]
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.

[132]
††	The Linked Morningstar US Target Market Exposure Index measures the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[133]
*	Does not include derivatives, except purchased options, if any.

[134]
1	Amounts are for the period October 21, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.

[135]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[136]
*	Does not include derivatives, except purchased options, if any.

[137]
1	Amounts are for the period January 20, 2026, through March 31, 2026. Expenses for the full reporting period would have been higher.

[138]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[139]
*	Does not include derivatives, except purchased options, if any.

[140]
1	Amounts are for the period October 21, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.

[141]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[142]
*	Does not include derivatives, except purchased options, if any.

[143]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[144]
*	Does not include derivatives, except purchased options, if any.

[145]
†	Certain categories may represent less than 0.1%.